Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Grant revenue	$ 828,918	$ 428,081	$ 882,956
Operating expenses:
Research and development	1,970,859	1,693,102	1,812,969
General and administrative	2,131,426	1,429,731	1,807,605
Total operating expenses	4,102,285	3,122,833	3,620,574
Loss from operations	(3,273,367)	(2,694,752)	(2,737,618)
Other income:
Interest income	1,666	5,465	4,063
Total other income	1,666	5,465	4,063
Net loss	$ (3,271,701)	$ (2,689,287)	$ (2,733,555)
Basic and diluted:
Loss per common share (in dollars per share)	$ (0.08)	$ (0.08)	$ (0.10)
Weighted average shares outstanding (in shares)	41,516,514	31,950,813	26,645,140